ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of Accrued expenses and other current liabilities (Details) - Related Party and Non-related parties - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payment due for mining machine purchase	$ 42,629,649	$ 126,317,900
Payment due for hosting expenses	33,700,717	40,109,274
Customer advances	1,727,397	1,637,864
Other tax payables	746,737
Interest payable		63,640
Payable to employees	557,543	2,000,000
Accrued professional service fees	1,503,972	781,798
Deposit due to third-parties	297,424
Payable to dealers and suppliers	948,351
Others	217,285	80,043
Accrued expenses and other current liabilities	$ 82,329,075	$ 170,990,519